Borrowings and financing (Details 8)	12 Months Ended
Dec. 31, 2025
Adjusted Net Debt / Adjusted EBITDA [Member]
IfrsStatementLineItems [Line Items]
Covenants	Equal to or higher than 3.50
EBITDA / Financial Expenses Paid [Member]
IfrsStatementLineItems [Line Items]
Covenants	Equal to or higher than 2.35
Adjusted Net Debt / Adjusted EBITDA [Member]
IfrsStatementLineItems [Line Items]
Covenants	Equal to or less than 3.00
Net Debt / Adjusted EBITDA [Member]
IfrsStatementLineItems [Line Items]
Covenants	Equal to or less than 3.50
Other Onerous Debt / Adjusted EBITDA [Member]
IfrsStatementLineItems [Line Items]
Covenants	Equal to or less than 1.00